Time charter revenues and related contract balances	12 Months Ended
Dec. 31, 2020
Time charter revenues and related contract balances
Time charter revenues and related contract balances

4.   Time charter revenues and related contract balances

The Partnership presents its revenue by segment, disaggregated by revenue recognized in accordance with accounting standards on leasing and on revenue from contracts with customers for time charter services. In addition, material elements where the nature, amount, timing and uncertainty of revenue and cash flows differ from the monthly invoicing under time charter contracts are separately presented. Revenue recognized for the Majority held FSRUs includes the amortization of above market contract intangibles. Revenue recognized for Joint venture FSRUs include the amortization of deferred revenues related to the charterer’s reimbursements for certain vessel modifications and drydocking costs. As a result, the timing of cash flows differs from monthly time charter invoicing. The Partnership believes the nature of its time charter contracts are the same, regardless of whether the contracts are accounted for as financing leases or operating leases for accounting purposes. As such, the Partnership did not apply the practical expedient in the lease guidance to combine lease and services components for operating leases because this would result in inconsistent disclosure for the time charter contracts.

The following tables summarize the disaggregated revenue of the Partnership by segment for the twelve months ended December 31, 2020, 2019 and 2018:

	Year ended December 31, 2020
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment		Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations (1)	reporting
Lease revenues, excluding amortization (2)	$87,948	25,760	—	113,708	(25,760)	$87,948
Time charter service revenues, excluding amortization	58,199	15,098	—	73,297	(15,098)	58,199
Amortization of above market contract intangibles	(3,052)	—	—	(3,052)	—	(3,052)
Amortization of deferred revenue for modifications & drydock	—	2,714	—	2,714	(2,714)	—
Total revenues (4)	$143,095	43,572	—	186,667	(43,572)	$143,095

	Year ended December 31, 2019
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment		Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations (1)	reporting
Lease revenues, excluding amortization (2)	$88,889	25,690	—	114,579	(25,690)	$88,889
Time charter service revenues, excluding amortization	60,063	14,095	—	74,158	(14,095)	60,063
Amortization of above market contract intangibles	(3,631)	—	—	(3,631)	—	(3,631)
Amortization of deferred revenue for modifications & drydock	—	2,648	—	2,648	(2,648)	—
Other revenue (3)	115	—	—	115	—	115
Total revenues (4)	$145,436	42,433	—	187,869	(42,433)	$145,436

	Year ended December 31, 2018
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment		Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations (1)	reporting
Lease revenues, excluding amortization	$89,215	25,690	—	114,905	(25,690)	$89,215
Time charter service revenues, excluding amortization	59,368	15,078	—	74,446	(15,078)	59,368
Amortization of above market contract intangibles	(3,631)	—	—	(3,631)	—	(3,631)
Amortization of deferred revenue for modifications & drydock	—	2,401	—	2,401	(2,401)	—
Other revenue (3)	1,609	—	—	1,609	—	1,609
Total revenues (4)	$146,561	43,169	—	189,730	(43,169)	$146,561
(1)	Eliminations reverse the proportional amounts of revenue for Joint venture FSRUs to reflect the consolidated revenues included in the consolidated income statement. The Partnership’s share of the Joint venture FSRUs revenues is included in Equity in earnings (losses) of joint ventures on the consolidated income statement.
(2)	The financing lease revenues comprise about one-fourth of the total lease revenues for the years ended December 31, 2020 and 2019.
(3)	Other revenue consists of insurance proceeds received for prior period claims related to repairs under the Mooring warranty and for repairs for the Höegh Gallant. The Partnership was indemnified by Höegh LNG for the cost of the repairs related to the Mooring, subject to repayment to the extent recovered from insurance proceeds. Refer to notes 3 and 17.
(4)	Payments made by the charterer directly to the tax authorities on behalf of the subsidiaries for advance collection of income taxes or final income tax is recorded as a component of total revenues and is disclosed separately in the consolidated statement of cash flows.

The Partnership’s risk and exposure related to uncertainty of revenues or cash flows related to its long-term time charter contracts primarily relate to the credit risk associated with the individual charterers. Payments are due under time charter contracts regardless of the demand for the charterers’ gas output or the utilization of the FSRU.

The consolidated trade receivables, contract assets, contract liabilities and refund liabilities included in the table below, exclude the balances for the Joint venture FSRUs. The Partnership’s share of net assets in the Joint venture FSRUs are recorded in the consolidated balance sheet using the equity method on the line accumulated losses in joint ventures.

The following table summarizes the allocation of consolidated receivables between lease and service components:

	As of December 31,
(in thousands of U.S. dollars)	2020	2019
Trade receivable for lease	$2,608	$2,898
Trade receivable for time charter services	1,506	2,133
Allowance for expected credit losses	(60)	—
Total trade receivable and amounts due from affiliates	$4,054	$5,031

Refer to note 2 for information related to the allowance for expected credit losses recorded on January 1, 2020. For the year ended December 31, 2020, there was no change in the allowance for expected credit losses following the cumulative effect of adopting the new standard. There were no impairment losses for trade receivables for lease or time charter services or contract assets for the year ended December 31, 2019.

The following table summarizes the consolidated contract assets, contract liabilities and refund liabilities to customers, as of December 31, 2020 and 2019:

	Services related
	Contract	Refund liability
(in thousands of U.S. dollars)	asset	to charters
Balance January 1, 2020	$279	$(125)
Additions	—	(841)
Reduction for receivables recorded	(18)	—
Reduction for revenue recognized (excluding amortization)	—	10
Reduction for revenue recognized from previous years	—	48
Repayments of refund liabilities to charterer	—	17
Balance December 31, 2020	$261	$(891)

	Services related
	Contract	Refund liability
(in thousands of U.S. dollars)	asset	to charters
Balance January 1, 2019	$—	$(1,834)
Additions	279	(65)
Reduction for receivables recorded	—	89
Reduction for revenue recognized from previous years	—	497
Repayments of refund liabilities to charterer	—	1,188
Balance December 31, 2019	$279	$(125)

Contract assets are reported in the consolidated balance sheet as a component of prepaid expenses and other receivables. Current and non-current contract liabilities are reported in the consolidated balance sheet as components of accrued liabilities and other payables and other long-term liabilities, respectively. Refund liabilities are reported in the consolidated balance sheet as a component of accrued liabilities and other payables.

The service-related contract asset reflected in the balance sheet relates to accrued revenue for reimbursable costs from charterers.

Refund liabilities to charterers include invoiced revenue to be refunded to charterers for estimated reimbursable costs that exceeded the actual cost incurred and for non-compliance with performance warranties in the time charter contracts that result in reduction of hire, liquidated damages or other performance related payments.

During the year ended December 31, 2019 the major changes in the refund liability to charterers related to the settlement of a 2018 performance claim of $1,101 and the recognition of $497 of revenue related to conclusion of an audit by a charterer related to 2018 reimbursable expenses.

Minimum contractual future revenues:

As of December 31, 2020, the minimum contractual future revenues to be received under the time charters for the PGN FSRU Lampung, the Höegh Gallant and the Höegh Grace during the next five years and thereafter are as follows:

(in thousands of U.S. dollars)	Service related	Lease related	Total
2021	$32,369	90,441	$122,810
2022	32,369	90,441	122,810
2023	32,369	90,441	122,810
2024	32,369	90,441	122,810
2025	27,091	77,717	104,808
Thereafter	96,683	286,467	383,150
Total - undiscounted	$253,250	725,948	$979,198
Operating lease		$321,724
Financing lease		404,224
Discounting effect		(172,499)
Financing lease receivable		$231,725

The long-term time charter for the PGN FSRU Lampung with PGN LNG has an initial term of 20 years from the acceptance date of October 30, 2014 and the contract expires in 2034. The time charter hire payments began July 21, 2014 when the project was ready to begin commissioning. The lease element of the time charter is accounted for as a financing lease. The minimum contractual future revenues in the table above include the fixed payments for the lease and services elements for the initial term but exclude the variable fees from the charterer for vessel operating expenses and reimbursement of tax expenses. The charterer has an option to purchase the PGN FSRU Lampung, which can be exercised after the third anniversary of the commencement of the charter until the twentieth anniversary, at stated prices in the time charter. The minimum contractual future revenues do not include the unexercised purchase option price. Should the purchase option be exercised in the short to medium term, the contractual price would exceed the net investment in financing lease, but the future hire payments would cease. The time charter also provides options for the charterer to extend the lease term for two five-year periods. Unexercised option periods are excluded from the minimum contractual future revenues.

The long-term time charter for the Höegh Gallant had an initial term of five years from April 2015 and the contract expired in 2020. On February 27, 2020, the Partnership exercised its right to an option agreement to cause Höegh LNG or its subsidiary to charter the Höegh Gallant from the expiration or termination of the initial five-year charter until July 2025 at a rate equal to 90% of the rate payable pursuant to the current charter plus any incremental taxes or operating expenses as a result of the new charter. On April 30, 2020, the Partnership entered into a Subsequent Charter with Höegh LNG for the Höegh Gallant. The Subsequent Charter commenced on May 1, 2020 and expires on July 31, 2025. The lease element of the time charter is accounted for as an operating lease. The minimum contractual future revenues in the table above include the fixed payments for the lease element and the services element which also covers the vessel operating expenses and taxes.

The long-term time charter for the Höegh Grace has an initial term of 20 years and the contract expires in 2036. The minimum contractual future revenues in the table above include the fixed payments for the lease element and services element but exclude the variable fees from the charterer for vessel operating expenses and reimbursement of certain taxes. The non-cancellable charter period is 10 years. The initial term of the lease is 20 years. However, each party has an unconditional option to cancel the charter after 10 and 15 years without penalty. However, if the charterer waives its right to terminate in year 10 within a certain deadline, the Partnership will not be able to exercise its right to terminate in year 10. The charterer has an option to purchase the Höegh Grace at a price specified in the Höegh Grace charter in year 15 and year 20 of such charter. The minimum contractual future revenues do not include the unexercised purchase option price. Only the non-cancellable lease period is included the minimum contractual future revenues.

Net investment in financing lease:

The lease element of time charter hire for the PGN FSRU Lampung is recognized over the lease term using the effective interest rate method and is included in time charter revenues. The financing lease is reflected on the consolidated balance sheets as net investment in financing lease, a receivable, as follows:

	As of December 31,
(in thousands of U.S. dollars)	2020	2019
Minimum lease payments	$589,074	$589,074
Unguaranteed residual value	146,000	146,000
Unearned income	(440,345)	(440,345)
Initial direct cost, net	3,095	3,095
Net investment in financing lease at origination	297,824	297,824
Principal repayment and amortization	(23,471)	(18,920)
Allowance for credit loss	(96)	—
Net investment in financing lease at period end	274,257	278,904
Less: Current portion	(4,969)	(4,551)
Long term net investment in financing lease	$269,288	$274,353

Net investment in financing lease consists of:
Financing lease receivable	$231,725	$240,000
Unguaranteed residual value	42,532	38,904
Net investment in financing lease at period end	$274,257	$278,904

Refer to note 2 for information related to the allowance for expected credit losses recorded on January 1, 2020. For the year ended December 31, 2020, there was no change in the allowance for expected credit losses following the cumulative effect of adopting the new standard. There was no impairment loss, or allowance for doubtful accounts, for the year ended December 31, 2019.